CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Cash flows from operating activities:
Net (loss)/income	¥ 87,741	$ 12,358	¥ (711,240)	¥ (124,615)
Adjustments for:
Depreciation and amortization expense	257,630	36,286	421,345	396,906
Amortization of right-of-use assets	17,672	2,489	27,716	0
Allowance for credit losses	6,680	941	3,435	3,206
Impairments of property, equipment and software	2,588	365	21,560	0
Inventory write-downs	12	2	9,273	0
Change in fair value of derivative instruments	(2,592)	(365)	2,592	0
Foreign exchange losses/(gains)	3,255	458	(3,787)	7,935
Change in fair value of short-term investments	(14,639)	(2,062)	(12,539)	(6,272)
Share-based compensation expenses	20,339	2,865	28,245	30,673
Deferred income taxes	12,182	1,716	(65,431)	554
Amortization of entry fees	64,863	9,136	217,819	458,897
Loss on disposal of property, equipment and software	13,945	1,964	21,303	7,638
Gain on derecognition of financing payable and accounts payable	0	0	(21,669)	0
Amortization and impairment of prepayments to location partners	109,968	15,489	353,745	167,167
Changes in assets and liabilities:
Accounts and notes receivable	(260,112)	(36,636)	586	(4,966)
Prepayments and other current assets	(212,531)	(29,934)	19,724	(687,515)
Inventory	306,837	43,217	(5,951)	(4,373)
Long-term prepayment to a related party	71	10	0	0
Other non-current assets	(11,798)	(1,662)	(127,160)	(140,933)
Accounts and notes payable	(23,257)	(3,276)	149,258	(45,381)
Salary and welfare payable	32,377	4,560	(9,177)	48,008
Tax payable	82,403	11,606	192,574	56,784
Financing payable	(94,294)	(13,281)	21,937	17,300
Accruals and other current liabilities	28,057	3,952	25,368	29,276
Other non-current liabilities	6,261	882	172,834	16,489
Lease liabilities	(17,159)	(2,417)	(24,218)	0
Net cash generated from operating activities	416,499	58,663	708,142	226,778
Cash flows from investing activities:
Purchase of property, equipment and software from third parties	(182,010)	(25,636)	(439,554)	(262,993)
Purchase of property, equipment and software from a related party	0	0	(3,324)	(209,397)
Proceeds from disposal of property and equipment	7,312	1,030	3,710	0
Purchase of short-term investments	(7,277,115)	(1,024,960)	(7,689,412)	(2,223,897)
Proceeds from maturities of short-term investments	6,853,278	965,264	7,104,583	982,000
Net cash used in investing activities	(598,535)	(84,302)	(1,023,997)	(1,714,287)
Cash flows from financing activities:
Proceeds from IPO, net of underwriter discounts and commissions and other offering costs paid	0	0	0	896,320
Repayment of borrowings to third parties	0	0	0	(24,500)
Proceeds of financing from network partners	208	29	1,758	3,445
Repayment of financing to network partners	(14,467)	(2,038)	(60,478)	(95,063)
Repurchase of Class A ordinary shares	(13,703)	(1,930)	(19,738)	(5,932)
Proceeds from exercised of options	6	1	4	0
Net cash generated from/(used in) financing activities	(27,956)	(3,938)	(78,454)	1,563,397
Effect of exchange rate changes on cash and cash equivalents and restricted cash	7,501	1,057	42,095	(42,794)
Net increase/(decrease) in cash and cash equivalents and restricted cash	(202,491)	(28,520)	(352,214)	33,094
Cash and cash equivalents and restricted cash at the beginning of year	984,381	138,647	1,336,595	1,303,501
Cash and cash equivalents and restricted cash at the end of year	781,890	110,127	984,381	1,336,595
Supplemental disclosures of cash flow information:
Cash paid for income taxes	458	65	0	5,383
Cash paid for interest to third parties	1,334	188	9,260	20,646
Supplemental disclosures of non-cash investing and financing activities:
Accretion to redemption value of convertible redeemable preferred shares	0	0	0	4,729,719
Conversion of convertible redeemable preferred shares to ordinary shares	0	0	0	10,880,708
Changes in property, equipment and software in accounts and notes payable	(39,061)	(5,502)	43,788	(33,473)
Changes in property, equipment and software in other non-current assets	2,421	341	4,882	14,727
Changes in property, equipment and software in amounts due to a related party	0	0	(23,290)	54,649
Changes in property, equipment and software in long-term prepayment to a related party	0	0	19,965	(3,554)
Reclassification of inventory to property, equipment and software	315,204	44,396	0	0
Reclassification of property, equipment and software to inventory	727,531	102,471	0	0
Series D-1 Convertible Redeemable Preferred Shares
Cash flows from financing activities:
Proceeds from issuance of Convertible Redeemable Preferred Shares, net of issuance costs	0	0	0	(4,671)
Series D-2 Convertible Redeemable Preferred Shares
Cash flows from financing activities:
Proceeds from issuance of Convertible Redeemable Preferred Shares, net of issuance costs	¥ 0	$ 0	¥ 0	¥ 793,798